Related Party Transactions - Schedule of Payables to Related Parties (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Ad Hu [Member]
Schedule of Payable to Related Parties [Line Items]
Accounts payable		$ 576
AccuHit [Member]
Schedule of Payable to Related Parties [Line Items]
Accounts payable		346
Related Parties [Member]
Schedule of Payable to Related Parties [Line Items]
Accounts payable		$ 922